Consolidated Statements of Stockholders' (Deficit) Equity (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit	Class A Preferred Stock	Class B Preferred Stock
Balance at Mar. 31, 2013	$ (2,063,275)	$ 3,147	$ 64,245,026	$ (66,311,448)	$ 0	$ 0
Balance (in Sharess) at Mar. 31, 2013		3,146,719			0	0
Net loss	(19,565,426)	0	0	(19,565,426)	0	0
Stock-based compensation expense	678,119	0	678,119	0	0	0
Issuance of common stock units upon conversion of convertible bridge notes and accrued interest	4,127,201	1,720	4,125,481	0	0	0
Issuance of common stock units upon conversion of convertible bridge notes and accrued interest (in shares)		1,719,668			0	0
Issuance of common stock upon exercise of options and warrants	326,890	132	326,758	0	0	0
Issuance of common stock upon exercise of options and warrants (in Shares)		131,943			0	0
Induced debt conversion expense	13,713,767	0	13,713,767	0	0	0
Estimated relative fair value of warrants issued in connection with 7% notes payable	478,229	0	478,229	0	0	0
Balance at Mar. 31, 2014	(2,304,495)	4,999	83,567,380	(85,876,874)	0	0
Balance (in Shares) at Mar. 31, 2014		4,998,330			0	0
Net loss	(7,026,913)	0	0	(7,026,913)	0	0
Stock-based compensation expense	864,306	0	864,306	0	0	0
Issuance of Class A convertible preferred stock, net of offering costs of $577,600	2,916,065	0	2,915,774	0	291	0
Issuance of Class A convertible preferred stock, net of offering costs of $577,600 (in Shares)		0			291,142	0
Issuance of common stock units upon conversion of convertible bridge notes and accrued interest	1,766,997	0	1,766,833	0	164	0
Issuance of common stock units upon conversion of convertible bridge notes and accrued interest (in shares)		0			163,608	0
Issuance of Class B convertible preferred stock, net of offering costs of $249,000	1,691,506	0	1,691,344	0		162
Issuance of Class B convertible preferred stock, net of offering costs of $249,000 (in Shares)		0			0	161,709
Issuance of common stock upon exercise of options and warrants	92,609	24	92,585	0	0	0
Issuance of common stock upon exercise of options and warrants (in Shares)		23,913			0	0
Accretion of the fair value of the Class A and Class B convertible preferred stock beneficial conversion features and relative fair value of warrants	0	0	4,864,292	(4,864,292)	0	0
Estimated relative fair value of beneficial conversion feature of 5% bridge notes	826,919	0	826,919	0	0	0
Issuance of restricted stock in connection with consulting agreement	17,400	3	17,397	0	0	0
Issuance of restricted stock in connection with consulting agreement (in Shares)		3,334			0	0
Estimated relative fair value of warrants issued in connection with related-party notes payable	280,370	0	280,370	0	0	0
Estimated relative fair value of warrants issued in connection with 7% notes payable	458,937	0	458,937	0	0	0
Balance at Mar. 31, 2015	$ (416,299)	$ 5,026	$ 97,346,137	$ (97,768,079)	$ 455	$ 162
Balance (in Shares) at Mar. 31, 2015		5,025,577			454,750	161,709